UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                                   811-10625

                      (Investment Company Act File Number)


                         Federated Core Trust II, L.P.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


              Date of Reporting Period:  Six months ended 5/31/07







ITEM 1.     REPORTS TO STOCKHOLDERS

CAPITAL APPRECIATION CORE FUND

A Portfolio of Federated Core Trust II, L.P.



SEMI-ANNUAL SHAREHOLDER REPORT
May 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE




NOT  FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                            SIX MONTHS            YEAR ENDED                                              PERIOD
                                                 ENDED           NOVEMBER 30,                                              ENDED
                                           (unaudited)
                                             5/31/2007                    2006             2005             2004      11/30/2003 1
NET ASSET VALUE, BEGINNING OF PERIOD            $13.95                  $11.95           $11.21           $10.14          $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                             0.26                    0.24             0.22 2           0.25            0.01
Net realized and unrealized gain on               1.54                    1.76             0.52             0.82            0.13
investments
 TOTAL FROM INVESTMENT OPERATIONS                 1.80                    2.00             0.74             1.07            0.14
NET ASSET VALUE, END OF PERIOD                  $15.75                  $13.95           $11.95           $11.21          $10.14
TOTAL RETURN3                                    12.90 %                 16.74 %           6.60 %          10.55 %          1.40 %

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                      0.05 %4,5               0.05 %5          0.05 %5          0.05 %          0.05 %4
Net investment income                             1.72 %4                 1.90 %           1.89 %           2.09 %          2.21 %4
Expense waiver/reimbursement6                     0.15 %4                 0.14 %           0.11 %           0.08 %          0.49 %4
SUPPLEMENTAL DATA:
Net assets, end of period (000                $152,443                $152,042         $162,139         $197,818        $185,555
omitted)
Portfolio turnover                                  72 %                   137 %             51 %             55 %             8 %

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.
2 Per share numbers have been calculated using the average shares method.
3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4 Computed on an annualized basis.
5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended May 31, 2007 and for the years ended November 30, 2006 and 2005 are 0.04%, 0.04% and 0.05%, respectively, after taking into account these expense reductions.
6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                          BEGINNING          ENDING         EXPENSES PAID
                                                        ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD1
                                                          12/1/2006         5/31/2007
ACTUAL                                                     $1,000           $1,129.00           $0.27
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)        $1,000           $1,024.68           $0.25

   1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At May 31, 2007, the Fund's sector composition1 was as follows:

 SECTOR                                     PERCENTAGE OF
                                         TOTAL NET ASSETS
 Financials                                         17.0%
 Health Care                                        15.7%
 Consumer Staples                                   14.0%
 Information Technology                             13.0%
 Energy                                             10.0%
 Consumer Discretionary                              8.2%
 Industrials                                         8.0%
 Materials                                           3.8%
 Telecommunication Services                          3.8%
 Utilities                                           3.1%
 Cash Equivalents2                                   4.7%
 Other Assets and Liabilities - Net3               (1.3)%
  TOTAL                                            100.0%
1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

    SHARES                                                                                                     VALUE
                  COMMON STOCKS-96.6%
                  CONSUMER DISCRETIONARY-8.2%
       29,000   1 Chicos Fas, Inc.                                                                     $     789,960
       44,700     Family Dollar Stores, Inc.                                                               1,504,155
       67,900     McDonald's Corp.                                                                         3,432,345
       27,100     TJX Cos., Inc.                                                                             757,987
       53,100     Target Corp.                                                                             3,315,033
      127,500     Time Warner, Inc.                                                                        2,724,675
                   TOTAL                                                                                  12,524,155
                  CONSUMER STAPLES-14.0%
       40,900     Altria Group, Inc.                                                                       2,907,990
       28,100     Coca-Cola Co.                                                                            1,489,019
       26,700     Diageo PLC, ADR                                                                          2,279,913
       60,500     Kellogg Co.                                                                              3,265,790
       86,772     Kraft Foods, Inc., Class A                                                               2,936,365
       46,700     Procter & Gamble Co.                                                                     2,967,785
       93,100     Unilever N.V., ADR                                                                       2,774,380
       56,800     Wal-Mart Stores, Inc.                                                                    2,703,680
                   TOTAL                                                                                  21,324,922
                  ENERGY-10.0%
       28,600     Baker Hughes, Inc.                                                                       2,358,928
       43,264     Exxon Mobil Corp.                                                                        3,598,267
       19,700   1 Newfield Exploration Co.                                                                   946,388
       20,200     Total SA, Class B, ADR                                                                   1,524,090
       15,600   1 Transocean Sedco Forex, Inc.                                                             1,532,544
       50,500   1 Weatherford International Ltd.                                                           2,744,170
       45,000     XTO Energy, Inc.                                                                         2,610,450
                   TOTAL                                                                                  15,314,837
                  FINANCIALS-17.0%
       37,900     Ace Ltd.                                                                                 2,333,503
       78,016     American International Group, Inc.                                                       5,643,677
       25,000     CIT Group, Inc.                                                                          1,498,250
       67,900     Citigroup, Inc.                                                                          3,699,871
       28,100     Merrill Lynch & Co., Inc.                                                                2,605,713
       32,100     Morgan Stanley                                                                           2,729,784
       19,100     Prudential Financial, Inc.                                                               1,948,582
       71,800     U.S. Bancorp                                                                             2,482,844
       54,700     Wachovia Corp.                                                                           2,964,193
                   TOTAL                                                                                  25,906,417
                  HEALTH CARE-15.7%
       60,300     Abbott Laboratories                                                                      3,397,905
       22,300     Bristol-Myers Squibb Co.                                                                   675,913
       39,500     Cardinal Health, Inc.                                                                    2,862,170
       32,600   1 Cephalon, Inc.                                                                           2,706,126
       12,400   1 Express Scripts, Inc., Class A                                                           1,266,040
       29,000   1 Genentech, Inc.                                                                          2,313,330
       23,000     Johnson & Johnson                                                                        1,455,210
       73,200     Merck & Co., Inc.                                                                        3,839,340
       29,700     Shire PLC, ADR                                                                           2,071,575
       56,800     Wyeth                                                                                    3,285,312
                   TOTAL                                                                                  23,872,921
                  INDUSTRIALS-8.0%
       15,348   1 Foster Wheeler Ltd.                                                                      1,589,132
       99,600     General Electric Co.                                                                     3,742,968
       41,400     Northrop Grumman Corp.                                                                   3,130,254
       10,800     United Technologies Corp.                                                                  761,940
       75,700     Waste Management, Inc.                                                                   2,927,319
                   TOTAL                                                                                  12,151,613
                  INFORMATION TECHNOLOGY-13.0%
       42,100   1 Amdocs Ltd.                                                                              1,636,427
      143,100   1 Cisco Systems, Inc.                                                                      3,852,252
      141,000   1 Corning, Inc.                                                                            3,525,000
      130,100     EMC Corp. Mass                                                                           2,197,389
        2,500   1 Google, Inc.                                                                             1,244,375
       16,700     IBM Corp.                                                                                1,780,220
       62,800     Intel Corp.                                                                              1,392,276
       43,500     Maxim Integrated Products, Inc.                                                          1,337,625
       91,900     Microsoft Corp.                                                                          2,818,573
                   TOTAL                                                                                  19,784,137
                  MATERIALS-3.8%
       87,300     Alcoa, Inc.                                                                              3,603,744
       10,800     Praxair, Inc.                                                                              735,372
        5,200     Rio Tinto PLC, ADR                                                                       1,523,340
                   TOTAL                                                                                   5,862,456
                  TELECOMMUNICATION SERVICES-3.8%
       82,700     AT&T, Inc.                                                                               3,418,818
       32,700     Sprint Nextel Corp.                                                                        747,195
       37,300     Verizon Communications                                                                   1,623,669
                   TOTAL                                                                                   5,789,682
                  UTILITIES-3.1%
       37,400     Consolidated Edison Co.                                                                  1,825,868
       41,600     FirstEnergy Corp.                                                                        2,879,968
                   TOTAL                                                                                   4,705,836
                   TOTAL COMMON STOCKS (IDENTIFIED COST $121,752,443)                                    147,236,976
                  MUTUAL FUND-4.7%
    7,165,466 2,3 Prime Value Obligations Fund, Institutional Shares, 5.24% (AT NET ASSET VALUE)           7,165,466
                   TOTAL INVESTMENTS - 101.3% (IDENTIFIED COST $128,917,909)4                            154,402,442
                   OTHER ASSETS AND LIABILITIES - NET - (1.3)%                                            (1,959,268 )
                   TOTAL NET ASSETS - 100%                                                             $ 152,443,174

 1 Non-income producing security.
 2 7-Day net yield.
 3 Affiliated company.
 4 Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronym is used throughout this portfolio:

 ADR -American Depositary Receipt
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


May 31, 2007 (unaudited)

ASSETS:
Total investments in securities, at value including $7,165,466 of an investment in an                              $ 154,402,442
affiliated issuer (Note 5) (identified cost $128,917,909)
Income receivable                                                                                                        286,768
 TOTAL ASSETS                                                                                                        154,689,210
LIABILITIES:
Payable for investments purchased                                                            $ 2,221,200
Payable for Directors'/Trustees' fees                                                                149
Accrued expenses                                                                                  24,687
 TOTAL LIABILITIES                                                                                                     2,246,036
Net assets for 9,678,550 shares outstanding                                                                        $ 152,443,174
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                    $  76,350,098
Net unrealized appreciation of investments                                                                            25,484,533
Accumulated net realized gain on investments                                                                          38,464,482
Undistributed net investment income                                                                                   12,144,061
 TOTAL NET ASSETS                                                                                                  $ 152,443,174
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
$152,443,174 {divide} 9,678,550 shares outstanding, no par value, unlimited shares                                        $15.75
authorized

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2007 (unaudited)

INVESTMENT INCOME:
Dividends (including $22,585 received from an affiliated issuer                                                     $  1,256,429
(Note 5) and net of foreign taxes withheld of $8,887)
Interest                                                                                                                  52,136
 TOTAL INCOME                                                                                                          1,308,565
EXPENSES:
Administrative personnel and services fee (Note 5)                                     $           74,795
Custodian fees                                                                                      8,692
Transfer and dividend disbursing agent fees and expenses                                            7,375
Directors'/Trustees' fees                                                                           2,667
Auditing fees                                                                                       9,755
Legal fees                                                                                          4,930
Portfolio accounting fees                                                                          26,480
Insurance premiums                                                                                  2,741
Taxes                                                                                              12,500
Miscellaneous                                                                                       1,544
 TOTAL EXPENSES                                                                                   151,479
WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION (NOTE 5):
Waiver of administrative personnel and services fee                        $ (74,795 )
Reimbursement of other operating expenses                                    (36,066 )
Fees paid indirectly from directed brokerage arrangements                     (6,520 )
 TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION                                               (117,381 )
Net expenses                                                                                                              34,098
Net investment income                                                                                                  1,274,467
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                                                      13,882,545
Net change in unrealized appreciation of investments                                                                   2,844,276
Net realized and unrealized gain on investments                                                                       16,726,821
Change in net assets resulting from operations                                                                      $ 18,001,288

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS


                                                                                              SIX MONTHS
                                                                                                   ENDED              YEAR ENDED
                                                                                             (unaudited)              11/30/2006
                                                                                            MAY 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                     $    1,274,467           $   2,904,331
Net realized gain on investments                                                              13,882,545              15,254,940
Net change in unrealized appreciation/depreciation of investments                              2,844,276               5,143,798
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                               18,001,288              23,303,069
SHARE TRANSACTIONS:
Contributions                                                                                    700,000                       -
Withdrawals                                                                                  (18,300,000 )           (33,400,000 )
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                      (17,600,000 )           (33,400,000 )
Change in net assets                                                                             401,288             (10,096,931 )
NET ASSETS:
Beginning of period                                                                          152,041,886             162,138,817
End of period (including undistributed net investment income of $12,144,061 and           $  152,443,174           $ 152,041,886
$10,869,594, respectively)

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


May 31, 2007 (unaudited)

1. ORGANIZATION
Capital Appreciation Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of three portfolios. The financial statements included herein are only those of the Fund. Each portfolio pays its own expenses. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.
Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.


PREMIUM AND DISCOUNT AMORTIZATION
All premiums and discounts on fixed-income securities are amortized/accreted for financial statements purposes.


FEDERAL TAXES
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:

                                                           SIX MONTHS             YEAR
                                                                ENDED            ENDED
                                                            5/31/2007       11/30/2006
Contributions                                                  50,444                -
Withdrawals                                                (1,271,056 )    (2,663,980)
 TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS     (1,220,612 )    (2,663,980)

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $128,917,909. The net unrealized appreciation of investments for federal tax purposes was $25,484,533. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,082,711 and net unrealized depreciation from investments for those securities having an excess of cost over value of $598,178.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the oversight of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended May 31, 2007, the Adviser voluntarily reimbursed $36,066 of other operating expenses.


ADMINISTRATIVE FEE
Federated Administrative Services, Inc., (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:

 ADMINISTRATIVE FEE     AVERAGE AGGREGATE DAILY NET ASSETS
                        OF THE TRUST
 0.150%                 on the first $5 billion
 0.125%                 on the next $5 billion
 0.100%                 on the next $10 billion
 0.075%                 on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2007, FASI voluntarily waived its entire fee.


EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2007, the Fund's expenses were reduced by $6,520 under these arrangements.


GENERAL
Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.


TRANSACTIONS WITH AFFILIATED COMPANIES
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser was not required to reimburse any investment adviser fees. Transactions with the affiliated company during the six months ended May 31, 2007 are as follows:

AFFILIATE                          BALANCE OF     PURCHASES/         SALES/      BALANCE OF SHARES HELD     VALUE           DIVIDEND
                                  SHARES HELD      ADDITIONS     REDUCTIONS                   5/31/2007                       INCOME
                                   11/30/2006
Prime Value Obligations                           30,347,872                                                                 $22,585
Fund, Institutional Shares                  -                    23,182,406                   7,165,466     $7,165,466

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

 Purchases       $ 103,549,045
 Sales           $ 121,290,595

7. LINE OF CREDIT
The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.


8. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


9. RECENT ACCOUNTING PRONOUNCEMENTS
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

EVALUATION AND APPROVAL OF ADVISORY CONTRACT


CAPITAL APPRECIATION CORE FUND (THE "FUND")
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409R201

31869 (7/07)







EMERGING MARKETS FIXED INCOME CORE FUND

A PORTFOLIO OF FEDERATED CORE TRUST II, L.P.
SEMI-ANNUAL SHAREHOLDER REPORT
May 31, 2007



FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE


NOT FDIC INSURED  MAY LOSE VALUE   NO BANK GUARANTEE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                               SIX MONTHS                             YEAR ENDED NOVEMBER 30,                             PERIOD
                                    ENDED                                                                                  ENDED
                              (UNAUDITED)
                           5/31/2007               2006             2005             2004             2003                       1
                                                                                                                      11/30/2002
NET ASSET VALUE,                   $20.69           $18.08           $15.91           $14.39           $10.98             $10.00
BEGINNING OF PERIOD
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment income                0.75 2           1.34 2           1.29 2           0.91             0.85               0.83
Net realized and                     0.59             1.27             0.88             0.61             2.56               0.15
unrealized gain on
investments, options,
futures contracts,
swap contracts and
foreign currency
transactions
 TOTAL FROM                          1.34             2.61             2.17             1.52             3.41               0.98
 INVESTMENT
 OPERATIONS
NET ASSET VALUE, END               $22.03           $20.69           $18.08           $15.91           $14.39             $10.98
OF PERIOD
TOTAL RETURN3                        6.48 %          14.44 %          13.64 %          10.56 %          31.06 %             9.80 %
RATIOS TO AVERAGE NET
ASSETS:
Net expenses                         0.05 %4          0.05 %           0.05 %           0.05 %           0.05 %             0.05 %4
Net investment income                7.02 %4          6.94 %           7.54 %           7.80 %           8.85 %            10.58 %4
Expense                              0.09 %4          0.09 %           0.08 %           0.21 %           0.23 %             0.42 %4
waiver/reimbursement5
SUPPLEMENTAL DATA:
Net assets, end of               $422,956         $422,057         $350,521         $146,778         $131,056            $80,515
period (000 omitted)
Portfolio turnover                     26 %             75 %             23 %             54 %             97 %              178 %

1 Reflects operations for the period from January 14, 2002 (date of initial investment) to November 30, 2002.
2 Per share numbers have been calculated using the average shares method.
3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4 Computed on an annualized basis.
5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                          BEGINNING          ENDING         EXPENSES PAID
                                                        ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD1
                                                          12/1/2006         5/31/2007
ACTUAL                                                         $1,000         $1,064.80              $0.26
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)            $1,000         $1,024.68              $0.25

   1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At May 31, 2007, the Fund's issuer country and currency exposure composition1 were as follows:

COUNTRY                          COUNTRY EXPOSURE AS A PERCENTAGE OF TOTAL NET     CURRENCY EXPOSURE AS A PERCENTAGE OF TOTAL NET
                                 ASSETS                                            ASSETS
Brazil                                                                      20.5%                                               7.3%
Mexico                                                                      14.0%                                               2.1%
Russia                                                                      13.0%                                               0.9%
Turkey                                                                       7.9%                                               1.4%
Philippines                                                                  7.8%                                               0.0%
Colombia                                                                     4.4%                                               0.0%
Peru                                                                         3.9%                                               0.0%
Argentina                                                                    3.8%                                               0.0%
Venezuela                                                                    3.6%                                               0.0%
Kazakhstan                                                                   1.9%                                               0.0%
Indonesia                                                                    1.8%                                               0.0%
Ecuador                                                                      1.7%                                               0.0%
Uruguay                                                                      1.6%                                               0.0%
El Salvador                                                                  0.9%                                               0.0%
Netherlands                                                                  0.9%                                               0.0%
Dominican Republic                                                           0.5%                                               0.0%
Guatemala                                                                    0.5%                                               0.0%
Ukrainian SSR                                                                0.2%                                               0.0%
United States                                                                0.0%                                              77.2%
Cash Equivalents2                                                            9.5%                                               9.5%
Other Assets and Liabilities -                                               1.6%                                               1.6%
Net3
 TOTAL                                                                     100.0%                                             100.0%

1 This table depicts the Fund's exposure to various countries and currencies through its investment in foreign fixed-income securities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

    SHARES OR PRINCIPAL                                                                                                     VALUE IN
    AMOUNT                                                                                                              U.S. DOLLARS
                            CORPORATE BONDS-28.2%
                            AEROSPACE & DEFENSE-1.0%
  $           4,000,000     Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017                         $           4,022,500
                            BANKING-3.4%
              4,100,000 2,3 Banco Credito del Peru, Sub. Note, Series 144A, 6.95%, 11/7/2021                               4,121,274
              1,200,000 2,3 Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%,                           1,203,600
                            11/3/2015
              2,500,000 2,3 Turanalem Finance BV, Bank Guarantee, Series 144A, 8.50%, 2/10/2015                            2,501,250
              3,000,000 2,3 Turanalem Finance BV, Series 144A, 7.75%, 4/25/2013                                            2,949,000
              3,500,000 2,3 VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035                                            3,622,150
                             TOTAL                                                                                        14,397,274
                            BROADCAST RADIO & TV - 1.1%
              3,800,000     Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032                                                  4,810,040
                            CABLE & WIRELESS TELEVISION-0.9%
              3,588,592     Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013                                          3,624,478
                            CHEMICALS & PLASTICS-0.4%
              1,250,000     Braskem SA, Series REGS, 11.75%, 1/22/2014                                                     1,581,250
                            CONTAINER & GLASS PRODUCTS-1.9%
              5,400,000     Vitro SA, Note, 11.75%, 11/1/2013                                                              6,034,500
              2,000,000 2,3 Vitro SA, Series 144A, 9.125%, 2/1/2017                                                        2,107,500
                             TOTAL                                                                                         8,142,000
                            FOOD PRODUCTS-0.5%
              2,000,000 2,3 JBS SA, Company Guarantee, Series 144A, 10.50%, 8/4/2016                                       2,237,500
                            HOTELS, MOTELS, INNS & CASINOS-0.6%
              2,500,000 2,3 Grupo Posadas SA de CV, Sr. Note, Series 144A, 8.75%, 10/4/2011                                2,637,500
                            LEISURE & ENTERTAINMENT-0.5%
              2,000,000 2,3 Cap Cana SA, Series 144A, 9.625%, 11/3/2013                                                    2,140,000
                            METALS & MINING-1.8%
              3,350,000 2,3 Adaro Finance BV, Company Guarantee, Series 144A, 8.50%, 12/8/2010                             3,517,500
              3,850,000     Vale Overseas Ltd., 6.875%, 11/21/2036                                                         3,960,688
                             TOTAL                                                                                         7,478,188
                            OIL & GAS-9.0%
              3,600,000     Bluewater Finance Ltd., Company Guarantee, 10.25%, 2/15/2012                                   3,780,000
             10,850,000 2,3 Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034                                          14,007,350
              4,960,000 2,3 Gazprom, Note, Series 144A, 9.625%, 3/1/2013                                                   5,836,432
              2,750,000 2,3 Gazprom, Series 144A, 5.03%, 2/25/2014                                                         3,627,920
              7,180,000 2,3 Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017                      7,323,600
              1,420,000 2,3 Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014                                            1,413,752
              2,000,000 2,3 Transportadora de Gas de Sur SA, Series 144A, 7.875%, 5/14/2017                                1,985,000
                             TOTAL                                                                                        37,974,054

                   SOVEREIGN-0.8%
     3,050,000     United Mexican States, Series A, MTN, 6.75%, 9/27/2034                                  3,396,480
                   STEEL-1.6%
     2,700,000 2,3 CSN Islands IX Corp., Sr. Note, Series 144A, 10.50%, 1/15/2015                          3,206,250
     3,200,000 2,3 CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013               3,664,000
                    TOTAL                                                                                  6,870,250
                   TELECOMMUNICATIONS & CELLULAR-3.5%
     9,500,000     America Movil SAB de CV, Bond, 9.00%, 1/15/2016                                           930,090
       791,000     Axtel SA, 11.00%, 12/15/2013                                                              885,920
     3,000,000 2,3 Mobile Telesystems, Series 144A, 8.375%, 10/14/2010                                     3,175,500
     5,400,000     Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012                  6,635,250
     3,000,000     Telefonos de Mexico, Note, Series WI, 5.50%, 1/27/2015                                  2,957,280
                    TOTAL                                                                                 14,584,040
                   UTILITIES-1.2%
     1,500,000 2,3 ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017                                 1,618,125
     3,200,000 2,3 National Power Corp., Foreign Gov't. Guarantee, Series 144A, 9.61%, 8/23/2011           3,616,000
                    TOTAL                                                                                  5,234,125
                    TOTAL CORPORATE BONDS (IDENTIFIED COST $133,342,051)                                 119,129,679
                   GOVERNMENTS/AGENCIES-59.3%
                   SOVEREIGN-59.3%
     2,000,000     Argentina, Government of, Note, 0.00%,12/15/2035                                          324,500
    13,353,484     Argentina, Government of, Note, 8.28%, 12/31/2033                                      13,954,390
        16,096     Brazil Nota Do Tesouro Nacional, Note, 6.00%, 5/15/2015                                13,693,691
        32,200     Brazil Nota Do Tesouro Nacional, Note, 10.00%, 1/1/2012                                17,306,335
       900,000     Brazil, Government of, 7.125%, 1/20/2037                                                1,018,800
    21,104,000     Brazil, Government of, Bond, 8.25%, 1/20/2034                                          27,065,880
     6,500,000     Brazil, Government of, Note, 8.00%, 1/15/2018                                           7,293,000
     9,500,000     Colombia, Government of, 7.375%, 9/18/2037                                             10,635,250
     4,600,000     Colombia, Government of, Bond, 8.125%, 5/21/2024                                        5,515,400
     2,200,000     Colombia, Government of, Note, 7.375%, 1/27/2017                                        2,423,300
     3,250,000     El Salvador, Government of, Bond, 8.25%, 4/10/2032                                      4,021,875
     1,750,000 2,3 Guatemala, Government of, Note, Series 144A, 9.25%, 8/1/2013                            2,035,250
     3,200,000 2,3 Indonesia, Government of, Series 144A, 8.50%, 10/12/2035                                3,968,000
    84,299,900     Mexico, Government of, Bond, 8.00%, 12/19/2013                                          8,046,541
    10,700,000     Mexico, Government of, Note, 4.625%, 10/8/2008                                         10,609,050
     9,250,000     Peru, Government of, Bond, 8.75%, 11/21/2033                                           12,385,750
     4,600,000     Philippines, Government of, 9.375%, 1/18/2017                                           5,692,500
     3,250,000     Philippines, Government of, 9.875%, 1/15/2019                                           4,268,875
     5,700,000     Philippines, Government of, Bond, 7.75%, 1/14/2031                                      6,498,000
     3,000,000     Philippines, Government of, Bond, 9.50%, 10/21/2024                                     3,970,500
     1,780,000     Philippines, Government of, Sr. Note, 9.50%, 2/2/2030                                    2,395,880
     2,650,000     Republic of Ecuador, 9.375%, 12/15/2015                                                  2,504,250
     5,400,000     Republic of Ecuador, 10.00%, 8/15/2030                                                   4,806,000
     2,198,000     Republica Oriental del Uruguay, 7.625%, 3/21/2036                                        2,502,423
    22,138,750 2,3 Russia, Government of, Unsub., Series 144A, 7.50%, 3/31/2030                            24,824,180
    21,915,000     Turkey, Government of, 6.875%, 3/17/2036                                                21,279,465
     7,510,000     Turkey, Government of, 10.00%, 2/15/2012                                                 6,049,326
     5,650,000     Turkey, Government of, Note, 7.375%, 2/5/2025                                            5,890,125
       600,000     Ukraine, Government of, Bond, 7.65%, 6/11/2013                                             651,090
     6,000,000     United Mexican States, 7.50%, 4/8/2033                                                   7,271,400
     3,600,000     Uruguay, Government of, Note, 8.00%, 11/18/2022                                          4,208,400
     7,750,000     Venezuela, Government of, Note, 7.65%, 4/21/2025                                         7,763,175
                    TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $212,808,798)                             250,872,601
                   COMMON STOCKS-1.4%
                   TELECOMMUNICATIONS & CELLULAR-1.4%
         8,000     Satelites Mexicanos SA de CV, Class INS (IDENTIFIED COST $4,960,000)                     6,000,000
                   MUTUAL FUND-9.5%
    40,336,468 4,5 Prime Value Obligations Fund, Institutional Shares, 5.24% (AT NET ASSET VALUE)          40,336,468
                    TOTAL INVESTMENTS-98.4% (IDENTIFIED COST $391,447,317)6                               416,338,748
                    OTHER ASSETS AND LIABILITIES - NET-1.6%                                                 6,617,006
                    TOTAL NET ASSETS-100%                                                               $ 422,955,754

1 Non-income producing security.
2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $107,338,633, which represented 25.4% of total net assets.
3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At May 31, 2007, these liquid restricted securities amounted to $107,338,633, which represented 25.4% of total net assets.
4 7-Day net yield.
5 Affiliated company.
6 The cost of investments for federal tax purposes amounts to $391,159,606.
At May 31, 2007, the Fund had the following outstanding futures contracts:

DESCRIPTION                                            NUMBER OF     NOTIONAL VALUE     EXPIRATION DATE     UNREALIZED DEPRECIATION
                                                       CONTRACTS
       1 U.S. Treasury Notes 10 Year Long                    190        $20,211,250      September 2007                  $(122,399)
                                  Futures

At May 31, 2007, the Fund had the following open swap contracts:

CREDIT          REFERENCE ENTITY                  BUY/SELL  PAY/RECEIVE   EXPIRATION DATE  NOTIONAL AMOUNT  UNREALIZED APPRECIATION/
DEFAULT SWAP                                                FIXED RATE                                      (DEPRECIATION)
COUNTERPARTY
JP Morgan       Republic of Hungary 4.75%,        Buy       0.300%        11/20/2011       $3,500,000       $(13,208)
Chase Bank      2/3/2015
N.A.
Goldman Sachs   Bolivarian Republic of Venezuela  Buy       0.850%        5/20/2008        $6,800,000       $20,872
International   9.25%, 9/15/2027
TOTAL SWAPS                                                                                                 $7,664

Note: The categories of investments are shown as a percentage total of net assets at May 31, 2007.

The following acronyms are used throughout this portfolio:

 INS -Insured
 MTN -Medium Term Note
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


May 31, 2007 (unaudited)

ASSETS:
Total investments in securities, at value, including $40,336,468 of an investment in                               $ 416,338,748
an affiliated issuer (Note 5) (identified cost $391,447,317)
Cash denominated in foreign currencies (identified cost $1,088,047)                                                    1,113,181
Cash                                                                                                                   2,216,355
Net receivable for swap contracts                                                                                          2,826
Income receivable                                                                                                      5,345,356
 TOTAL ASSETS                                                                                                        425,016,466
LIABILITIES :
Payable for investments purchased                                                            $ 2,000,000
Payable for daily variation margin                                                                20,781
Accrued expenses                                                                                  39,931
 TOTAL LIABILITIES                                                                                                     2,060,712
Net assets for 19,199,503 shares outstanding                                                                       $ 422,955,754
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                    $ 268,034,916
Net unrealized appreciation of investments, futures contracts, swap contracts and                                     24,808,257
translation of assets and liabilities in foreign currency
Accumulated net realized gain on investments, swap contracts, futures contracts and                                   45,138,703
foreign currency transactions
Undistributed net investment income                                                                                   84,973,878
 TOTAL NET ASSETS                                                                                                  $ 422,955,754
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
$422,955,754 {divide} 19,199,503 shares outstanding                                                                       $22.03

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Six Months Ended May 31, 2007 (unaudited)

INVESTMENT INCOME:
Interest                                                                                                            $ 14,867,427
Dividends received from affiliated issuers (Note 5)                                                                      306,632
 TOTAL INCOME                                                                                                         15,174,059
EXPENSES:
Administrative personnel and services fee (Note 5)                                             $  169,997
Custodian fees                                                                                     54,585
Transfer and dividend disbursing agent fees and expenses                                            7,671
Directors'/Trustees' fees                                                                           3,557
Auditing fees                                                                                      15,739
Legal fees                                                                                          5,003
Portfolio accounting fees                                                                          38,329
Insurance premiums                                                                                  3,246
Miscellaneous                                                                                       2,252
 TOTAL EXPENSES                                                                                   300,379
WAIVER AND REIMBURSEMENT (NOTE 5):
Waiver of administrative personnel and services fee                       $ (169,997 )
Reimbursement of other operating expenses                                    (12,598 )
 TOTAL WAIVER AND REIMBURSEMENT                                                                  (182,595 )
Net expenses                                                                                                             117,784
Net investment income                                                                                                 15,056,275
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments and foreign currency transactions                                                    10,963,182
Net realized gain on futures contracts                                                                                    11,682
Net realized gain on swap contracts                                                                                       48,251
Net change in unrealized appreciation of investments and                                                                 620,401
translation of assets and liabilities in foreign currency
Net change in unrealized depreciation on futures contracts                                                              (122,399 )
Net change in unrealized depreciation on swap contracts                                                                   17,950
Net realized and unrealized gain on investments, futures contracts,                                                   11,539,067
swap contracts and translation of assets and liabilities in foreign currency
Change in net assets resulting from operations                                                                    $   26,595,342

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




                                                                                             SIX MONTHS
                                                                                                  ENDED               YEAR ENDED
                                                                                            (unaudited)               11/30/2006
                                                                                              5/31/2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                     $  15,056,275           $   25,555,253 1
Net realized gain on investments, futures contracts, swap contracts and foreign              11,023,115               13,124,822
currency transactions
Net change in unrealized appreciation/depreciation of investments, futures                      515,952                9,438,522 1
contracts, swap contracts and translation of assets and liabilities in foreign currency
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                              26,595,342               48,118,597
SHARE TRANSACTIONS:
Contributions                                                                                39,622,000              130,984,000
Withdrawals                                                                                 (65,319,000 )           (107,566,000 )
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                     (25,697,000 )             23,418,000
Change in net assets                                                                            893,342               71,536,597
NET ASSETS:
Beginning of period                                                                         422,057,412              350,520,815
End of period (including undistributed net investment income of $84,973,878 and           $ 422,955,754           $  422,057,412
$69,917,603, respectively)

1 Due to a misclassification previously reported, the Fund reclassified discount accretion/premium amortization on long-term debt securities for the year ended November 30, 2006, to allow proper comparison from year to year. Net assets were not affected by this reclassification.
See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


May 31, 2007 (unaudited)

1. ORGANIZATION
Emerging Markets Fixed Income Core Fund (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of three portfolios. The financial statements included herein are only those of the Fund. Each portfolio pays its own expenses. The Fund's primary investment objective is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income. The Fund pursues these objectives by investing primarily in emerging market fixed-income securities.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);
   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.
Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.


PREMIUM AND DISCOUNT AMORTIZATION
All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.


FEDERAL TAXES
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund).


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

SWAP CONTRACTS
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, foreign exchange and other swap agreements. Total return swap agreements involve the commitment to pay or receive an amount generally determined by reference to an interest rate in exchange for a specific market-linked return, based on notional amounts. To the extent that the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate based obligation, the Fund receives or makes a payment to the counterparty. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value", of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net receivable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain on swap contracts in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.


FUTURES CONTRACTS
The Fund purchases and sells bond interest rate futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2007, the Fund had net realized gains on futures contracts of $11,682.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.


FOREIGN EXCHANGE CONTRACTS
The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2007, the Fund had no outstanding foreign currency commitments.

FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.


RESTRICTED SECURITIES
Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:

                                                           SIX MONTHS     YEAR ENDED
                                                                ENDED     11/30/2006
                                                            5/31/2007
Proceeds from contributions                                 1,873,734      6,720,393
Fair value of withdrawals                                  (3,068,587 )   (5,711,452 )
 TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS     (1,194,853 )    1,008,941

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $391,159,606. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $25,179,142. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,559,705 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,380,563.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Counseling, is the Fund's investment adviser (the "Adviser"), subject to the oversight of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion. For the six months ended May 31, 2007, the Adviser voluntarily reimbursed $12,598 of other operating expenses.


ADMINISTRATIVE FEE
Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:

 ADMINISTRATIVE FEE  AVERAGE AGGREGATE DAILY NET ASSETS OF THE TRUST
 0.150%              on the first $5 billion
 0.125%              on the next $5 billion
 0.100%              on the next $10 billion
 0.075%              on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2007, FASI waived its entire fee.


GENERAL
Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.


TRANSACTIONS WITH AFFILIATED COMPANIES
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser was not required to reimburse any investment adviser fees. Transactions with the affiliated company during the six months ended May 31, 2007, are as follows:

AFFILIATES                         BALANCE OF SHARES      PURCHASES/          SALES/       BALANCE OF           VALUE      DIVIDEND
                                     HELD 11/30/2006       ADDITIONS      REDUCTIONS      SHARES HELD                        INCOME
                                                                                            5/31/2007
Prime Value Obligations Fund,                      -     148,542,287     108,205,819       40,336,468     $40,336,468      $306,632
Institutional Shares

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

 Purchases    $ 102,102,965
 Sales        $ 114,338,041

7. CONCENTRATION OF CREDIT RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


9. RECENT ACCOUNTING PRONOUNCEMENTS
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

EVALUATION AND APPROVAL OF ADVISORY CONTRACT


EMERGING MARKETS FIXED INCOME CORE FUND (THE "FUND")
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409R102

31868 (7/07)








ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS













SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED CORE TRUST II, L.P.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        July 19, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        July 19, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        July 19, 2007